Cover	Apr. 24, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-41443
Entity Registrant Name	NETCAPITAL INC.
Entity Central Index Key	0001414767
Entity Tax Identification Number	87-0409951
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	1 Lincoln Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(781)
Local Phone Number	925-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NCPL
Security Exchange Name	NASDAQ
Redeemable warrants exercisable for one share of Common Stock at an exercise price of $5.19
Title of 12(b) Security	Redeemable warrants exercisable for one share of Common Stock at an exercise price of $5.19
Trading Symbol	NCPLW
Security Exchange Name	NASDAQ